Use of accounting assumptions, estimates and judgements	12 Months Ended
Dec. 31, 2025
Use of accounting assumptions, estimates and judgements
Use of accounting assumptions, estimates and judgements

3Use of accounting assumptions, estimates and judgements

In preparing these consolidated financial statements, management has made accounting assumptions, estimates and judgements that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Changes in estimates are recognised prospectively.

3Use of accounting assumptions, estimates and judgements (continued)

3.1Assumptions and estimation uncertainties

3.1.1Depreciation of property, plant and equipment

Depreciation on mine development, infrastructure and other assets in the production phase is computed on the units-of-production method over the life-of-mine based on the estimated quantities of reserves (proven and probable) and resources (measured, indicated and inferred), which are planned to be extracted in the future from known mineral deposits. Where mine development, infrastructure and other assets have a shorter useful life than the life-of-mine, they are depreciated over their useful life. Confidence in the existence, commercial viability and economical recovery of reserves and resources included in the life-of-mine may be based on historical experience and available geological information. This is in addition to the drilling results obtained by the Group and management’s knowledge of the geological setting of the surrounding areas, which would enable simulations and extrapolations to be done with a sufficient degree of accuracy. In instances where management is able to demonstrate the economic recovery of resources with a high level of confidence, such additional resources, are included in the calculation of depreciation.

Other items of property, plant and equipment are depreciated as described in 4.9.3.

3.1.2Mineral reserves and resources

Mineral reserves and resources are estimates of the amount of product that can be economically and legally extracted. In order to calculate the reserves and resources, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity prices and exchange rates. Estimating the quantity and grade of mineral reserves and resources requires the size, shape and depth of orebodies to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological assumptions and calculations to interpret the data. Estimates of mineral reserves and resources may change due to the change in economic assumptions used to estimate mineral reserves and resources and due to additional geological data becoming available during the course of operations.

The Group estimates its reserves (proven and probable) and resources (measured, indicated and inferred) based on information compiled by a Qualified Person in terms of the Canadian National Instrument 43-101 – Standards of Disclosure for Mineral Projects (“NI 43-101”) and the United States Securities and Exchange Commission’s Subpart 1300 of Regulation S-K (“Subpart 1300”) relating to geological and technical data of the size, depth, shape and grade of the ore body and suitable production techniques and recovery rates. Such an analysis requires geological and engineering assumptions to interpret the data. These assumptions include:

●	correlation between drill-hole intersections where multiple reefs intersect;
●	continuity of mineralisation between drill-hole intersections within recognised reefs; and
●	appropriateness of the planned mining methods.

The Group estimates and reports reserves and resources in accordance with Subpart 1300 and NI 43-101 and the Canadian Institute of Mining, Metallurgy and Petroleum (the “CIM”) – CIM Definition Standards for Mineral Resources and Mineral Reserves. Complying with the CIM code, NI 43-101 requires the use of reasonable assumptions to calculate the recoverable resources. These assumptions include:

●	the gold price based on current market price and the Group’s assessment of future prices;
●	estimated future on-mine costs, sustaining and non-sustaining capital expenditures;
●	cut-off grade;

3Use of accounting assumptions, estimates and judgements (continued)

3.1Assumptions and estimation uncertainties (continued)

3.1.2Mineral reserves and resources (continued)

●	dimensions and extent, determined both from drilling and mine development, of ore bodies; and
●	planned future production from measured, indicated and inferred resources.

Changes in reported reserves and resources may affect the Group’s financial results and position in several ways, including the following:

●	asset carrying values may be affected due to changes in the estimated cash flows (i.e. Impairment);
●	depreciation and amortisation charges to profit or loss may change as these are calculated on the unit-of production method or where useful lives of an asset change; and
●	decommissioning, site restoration and environmental provisions and resources which may affect expectations about the timing or cost of these activities.

3.1.3Impairment

Non-financial assets

At each reporting date, the Group determines if impairment indicators exist and, if present, performs an impairment review of the non-financial assets held in the Group. The exercise is subject to various assumptions and estimates. Refer to note 4.3 for more information.

Non-derivative financial assets

The Group uses a simplified approach in accounting for trade receivables and records the loss allowance as lifetime expected credit losses. When measuring expected credit losses, the Group uses reasonable and supportable forward-looking information, which is based on the assumptions for the future movement of different economic drivers and how these drivers will affect each other. Loss given default is an estimate of the loss arising on default. It is based on the expected shortfalls in contractual cash flows. No provision for expected credit losses was recognised in the current or prior period as none of the debtors were past due and there has been no historic credit losses on debtors.

3.1.4Share-based payment transactions

Equity-settled share-based payment arrangements

The Group measures the cost of equity-settled share-based payment transactions with employees, directors and Blanket Mine’s indigenous shareholders (refer to note 5) by reference to the fair value of the equity instruments on the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the appropriate valuation model and considering the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model, including the expected life of the share option, volatility and dividend yield.

Where the Company granted the counterparty to a share-based payment award the choice of settlement in cash or shares, the equity component is measured as the difference between the fair value of the goods and services and the fair value of the cash-settled share-based payment liability at the date when the goods and services are received at the measurement date. For transactions with employees, the equity component is zero.

3Use of accounting assumptions, estimates and judgements (continued)

3.1Assumptions and estimation uncertainties (continued)

3.1.4Share-based payment transactions (continued)

Option pricing models require the input of assumptions, including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate. Therefore, the existing models may not necessarily provide a reliable single measure of the fair value of the Group’s share options.

Additional information about significant assumptions and estimates used to determine the fair value of equity-settled share-based payment transactions are disclosed in note 12.2.

Cash-settled share-based payment arrangements

The fair value of the amount payable to employees regarding share-based awards that will be settled in cash is recognised as an expense with a corresponding increase in liabilities over the period over which the employee becomes unconditionally entitled to payment. The liability is re-measured at each reporting date. Any change in the fair value of the liability is recognised in profit or loss.

Additional information about significant assumptions and estimates used to determine the fair value of cash-settled share-based payment transactions are disclosed in note 12.1.

3.1.5Taxes

Significant assumptions and estimates are required in determining the provision for income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain.

Effective 1 July 2024, Zimbabwe’s Finance (No. 2) Act of 2024 introduced a new tax compliance requirement for companies operating in Zimbabwe that receive more than 50% of their total income in foreign currency. Under this legislation, such companies must compute and report their taxable income as if half (50%) of the income were earned in foreign currency and half in local currency, regardless of the actual currency split. In practice, this means entities like Blanket Mine and Bilboes are required to lodge two separate annual income tax returns – one denominated in USD and the other in ZiG. The US$ is translated to ZiG using the average auction rate of exchange for the year of assessment, with the same applying to ZiG amounts that need to be converted to US$.

Management believes they have adequately provided for the probable outcome of tax related matters; however, the final outcome or future outcomes anticipated in calculating the tax liabilities may result in a materially different outcome than the amount included in the tax liabilities. In addition, the Group further makes assumptions and estimates when recognising deferred tax assets relating to tax losses carried forward to the extent that there are sufficient future taxable temporary differences (deferred tax liabilities) relating to the same taxation authority and the same taxable entity against which the unused tax losses may be utilised or sufficient estimated future taxable income against which the losses can be utilised.

3.1.6Exploration and evaluation (“E&E”) assets

The Group also makes assumptions and estimates regarding the technical feasibility and commercial viability of its mineral projects and the possible impairment of E&E assets by evaluating whether it is likely that future economic benefits will flow to the Group, which may be based on assumptions about future events or circumstances e.g. such as the completion of a feasibility study indicating construction, funding and economic returns that are sufficient. Assumptions and estimates made may change if new information becomes available. If information becomes available suggesting that the recovery of expenditures is unlikely, the amount capitalised is written off in profit or loss in the period the new information becomes available. The recoverability of the carrying amount of exploration and evaluation assets depends on the availability of sufficient funding to bring the properties into commercial production, the price of the products to be recovered and the undertaking of profitable mining operations. As a result of these uncertainties, the actual amount recovered may vary significantly from the carrying amount.

3Use of accounting assumptions, estimates and judgements (continued)

3.1Assumptions and estimation uncertainties (continued)

3.1.7Site restoration provision

A site restoration provision has been calculated for the Blanket Mine and the Bilboes, Maligreen and Motapa projects based on an independent analysis of the rehabilitation costs as performed in 2025. For projects, that gets capitalised to exploration and evaluation projects, the restoration costs are recognised at the current estimated cost of restoration and is undiscounted. Subsequently the costs capitalised are not amortised and the provision is not unwound. For the Blanket Mine the inflationary effect on current restoration costs are applied and then discounted to arrive at the present value of the provision. Assumptions, based on the current economic environment, have been made that management believes are a reasonable basis for estimating the future liability. These estimates take into account any material changes to the assumptions that occur when reviewed by management. Significant changes in estimates of contamination estimates, restoration standards, and techniques will result in changes to the provision from period to period. Actual rehabilitation costs will ultimately depend on future market prices for the rehabilitation. The final cost of the currently recognised site rehabilitation provision may be higher or lower than currently provided for (refer to note 29).

Also refer to note 29 for how site restoration provisions are estimated for properties in the exploration and evaluation phase.

3.2Judgements

For judgement applied to:

●	determine functional currency of entities in the Group and the use of the interbank rate of exchange to translate RTGS$ (before April 5, 2024)/ ZiG, refer to note 9,
●	impairments, refer to note 17 and 18.

Management performed a robust assessment to determine whether the Bilboes Project (the “Project”) met the criteria for reclassification from an E&E asset to property, plant and equipment in accordance with IFRS 6 and IAS 16. During the year, the company completed definitive technical studies, including metallurgical test work, mine design and a feasibility study on the project, which demonstrated that the orebody can be mined and processed using established technologies. Independent consultants validated the geological model, reserves, metallurgical recoveries and engineering assumptions. Based on this work, management concluded that the Project had achieved demonstrable technical feasibility as at the reporting date.

However, IFRS 6 requires that both technical feasibility and commercial viability to be clearly demonstrable before reclassification. According to management’s assessment, although the feasibility study indicated strong economic potential, including positive NPV, IRR and payback metrics based on externally benchmarked commodity price assumptions, commercial viability had not yet been fully and clearly demonstrated at 31 December 2025. In particular, while these factors were work in progress, as at 31 December 2025, a final investment decision to commence development had not been approved by the Board, no dedicated development and project implementation team had been formally established, no Engineering, Procurement, and Construction Management (EPCM) contract had been executed, and no procurement of long-lead items or early works had substantially commenced. In addition, while the various finance workstreams were ongoing, there was no external financing that had been secured at year end, and the Group did not have sufficient internal financial capacity to fund development activities of the scale of the Project.

3Use of accounting assumptions, estimates and judgements (continued)

3.2Judgements (continued)

Accordingly, while the preparatory work to develop the Project continued to advance and had not been stalled or abandoned, management concluded that it had not yet transitioned from the exploration and evaluation phase to the development phase for accounting purposes. As commercial viability was not demonstrable at the reporting date, the criteria for reclassification under IFRS 6.17 and IAS 16 were not met. All expenditures incurred to date therefore remain appropriately classified within the E&E assets. Subsequent developments, including the establishment of a formal project team, execution of a Limited Notice to Proceed with the Project’s development partner, closing of the Convertible Loan Note for US$150 million and significant progress on other funding arrangements, all occurred after the reporting date and have been treated as non-adjusting subsequent events. It is expected that the transfer from E&E assets to development assets will occur in the first half of 2026 financial year.

Key Sources of Estimation Uncertainty section

Management’s assessment of the recoverability of E&E assets involves estimation uncertainty, as it requires forecasting future economic benefits based on geological data, planned exploration activity, and the likelihood that the assets will ultimately progress to development. These estimates depend on assumptions regarding the technical success of exploration programmes, future commodity prices, funding availability, and the timing and extent of further work required to confirm the existence of commercially viable reserves. Because these factors are inherently uncertain and may change as new information becomes available, actual outcomes may differ from management’s estimates, which could result in adjustments to the carrying values of E&E assets in future periods.